Note 13 - Related Parties (Details) - USD ($)		1 Months Ended
	Dec. 30, 2008	Jan. 31, 2012	Feb. 28, 2011	Jan. 31, 2009	Mar. 31, 2015	Dec. 31, 2014	Aug. 31, 2013	Mar. 31, 2013	Dec. 22, 2011
Employee Stock Option [Member] | Material Advisors, LLC [Member]
Note 13 - Related Parties (Details) [Line Items]
Share Price				$ 0.70
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued				6,583,277
Warrant [Member] | Material Advisors, LLC [Member]
Note 13 - Related Parties (Details) [Line Items]
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued			2,904,653
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.83
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Material Advisors, LLC [Member]
Note 13 - Related Parties (Details) [Line Items]
Prior Notice Cancellation Period	90 years
Manager Annual Fee	$ 1,000,000
Monthly Installments For Manager Annual Fee	$ 83,333
Management Agreement Automatic Renewal Period For Successive Periods			1 year
Manager [Member]
Note 13 - Related Parties (Details) [Line Items]
Performance Bonus		$ 750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.01	$ 1.01	$ 1.93	$ 1.97	$ 2.00